Additional Information to the Items of Profit or Loss (Details) - Schedule of Additional Information to the Items of Profit or Loss - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023
Schedule of Additional Information to the Items of Profit or Loss [Abstract]
Research and development expenses	$ 841	$ 781	$ 1,641
General and administrative expenses	2,632	2,921	5,031
Wages and related expenses [Member]
Schedule of Additional Information to the Items of Profit or Loss [Abstract]
Research and development expenses	224	202	392
General and administrative expenses	311	217	415
Share-based payment [Member]
Schedule of Additional Information to the Items of Profit or Loss [Abstract]
Research and development expenses	8	23	34
General and administrative expenses	8	45	68
Clinical studies [Member]
Schedule of Additional Information to the Items of Profit or Loss [Abstract]
Research and development expenses	117	145	254
Regulatory, professional and other expenses [Member]
Schedule of Additional Information to the Items of Profit or Loss [Abstract]
Research and development expenses	386	366	719
Research and preclinical studies [Member]
Schedule of Additional Information to the Items of Profit or Loss [Abstract]
Research and development expenses	100	45	101
Chemistry and formulations [Member]
Schedule of Additional Information to the Items of Profit or Loss [Abstract]
Research and development expenses	6		141
Professional and directors’ fees [Member]
Schedule of Additional Information to the Items of Profit or Loss [Abstract]
General and administrative expenses	1,670	1,366	2,594
Business development expenses [Member]
Schedule of Additional Information to the Items of Profit or Loss [Abstract]
General and administrative expenses	53	38	86
Office maintenance, rent and other expenses [Member]
Schedule of Additional Information to the Items of Profit or Loss [Abstract]
General and administrative expenses	68	48	110
Investor relations and business expenses [Member]
Schedule of Additional Information to the Items of Profit or Loss [Abstract]
General and administrative expenses	57	310	369
Wellution operating expenses [Member]
Schedule of Additional Information to the Items of Profit or Loss [Abstract]
General and administrative expenses	101	107	145
Amazon Fees [Member]
Schedule of Additional Information to the Items of Profit or Loss [Abstract]
General and administrative expenses	297	686	1,042
Regulatory expenses [Member]
Schedule of Additional Information to the Items of Profit or Loss [Abstract]
General and administrative expenses	$ 67	$ 104	$ 202